Credit risk exposure and allowances - (Parenthetical) (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [abstract]
Credits recovered	$ 7,038,853	$ 8,688,884